AB BOND FUNDS

-AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

-AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class R (Ticker: ANARX); Class K (Ticker: ANAKX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

-AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

-AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class R (Ticker: AGDRX); Class K (Ticker: AGDKX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

-AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio)

Class A (Ticker: ALHAX); Class C (Ticker: ALHCX); Advisor Class (Ticker: ALHYX)

-AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

-AB Short Duration Income Portfolio

Class A (Ticker: SHUAX); Class C (Ticker: SHUCX); Advisor Class (Ticker: SHUYX)

-AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

(the “Bond Funds”)

Supplement dated July 5, 2023, to the Prospectus of the Bond Funds dated January 31, 2023, as amended.

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Shares of AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) and AB Short Duration Income Portfolio (the “Portfolios”) are no longer offered through the Prospectus. All references to the Portfolios in the Prospectus are hereby removed.

Please refer to the new prospectus of the Portfolios dated January 31, 2023, as revised July 5, 2023.

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This Supplement should be read in conjunction with the Prospectus of the Bond Funds.

You should retain this Supplement with your Prospectus for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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